Revenues from continuing operations	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenues from continuing operations

22. Revenues from continuing operations

	2021	2020	2019
Royalty revenues	$565	$572	$575
Rental revenue	78	152	170
	$643	$724	$745

All the rental revenues are generated from subleasing right-of-use assets.